MONARCH FUNDS

                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                                UNIVERSAL SHARES

                     Supplement Dated August 25, 2004 to the
                        Prospectus Dated January 9, 2004

On page 5, under the heading "Your Account - General Information," the language describing the time by which an order must be received should read as follows:

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


                       ORDER MUST BE                                                  PAYMENT MUST BE
                        RECEIVED BY                                                     RECEIVED BY
--------------------------------------------------------            -------------------------------------------------
      12:00 p.m., Eastern Time (9:00 a.m., Pacific Time)             4:00 p.m., Eastern Time (1:00 p.m., Pacific Time)